Consolidated statement of financial position - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and due from banks
Non-interest bearing	S/ 3,931,419	S/ 3,397,663
Interest bearing	12,488,242	14,750,135
Restricted funds	684,804	617,684
Cash and cash equivalents	17,104,465	18,765,482
Inter-bank funds	30,002	18,105
Financial investments	24,547,294	24,277,115
Loans, net:
Loans, net of unearned interest	45,070,500	43,504,274
Impairment allowance for loans	(2,064,917)	(2,984,851)
Loans and receivables	43,005,583	40,519,423
Investment property	1,224,454	1,043,978
Property, furniture and equipment, net	815,118	844,427
Due from customers on acceptances	152,423	16,320
Intangibles and goodwill, net	1,044,749	1,042,585
Other accounts receivable and other assets, net	1,887,454	1,355,029
Deferred Income Tax asset, net	142,367	353,565
Total assets	89,953,909	88,236,029
Deposits and obligations
Non-interest bearing	9,270,255	9,354,487
Interest bearing	39,627,689	37,794,788
Deposits From Customers	48,897,944	47,149,275
Inter-bank funds	0	28,971
Due to banks and correspondents	8,522,849	9,660,877
Bonds, notes and other obligations	8,389,672	7,778,751
Due from customers on acceptances	152,423	16,320
Insurance contract liabilities	11,958,058	12,501,723
Other accounts payable, provisions and other liabilities	2,477,601	2,146,152
Deferred Income Tax liability, net	0	11
Total liabilities	80,398,547	79,282,080
Equity attributable to IFS's shareholders:
Capital stock	1,038,017	1,038,017
Treasury stock	(3,363)	(2,769)
Capital surplus	532,771	532,771
Reserves	5,200,000	5,200,000
Unrealized results, net	(168,300)	836,773
Retained earnings	2,904,912	1,303,317
Equity attributable to owners of parent	9,504,037	8,908,109
Non-controlling interest	51,325	45,840
Total equity, net	9,555,362	8,953,949
Total liabilities and equity, net	S/ 89,953,909	S/ 88,236,029